CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss) for the year	$ 1,399	$ (23,407)	$ 7,371
Adjustments for:
Amortization, depreciation and depletion	7,929	10,699	11,023
Exchange differences on foreign currency transactions	427	(3,922)	(2,838)
Loss on securities	2,794	2,436	2,320
Gain on derivatives			(1,376)
Gain on disposition of a subsidiary	0	(264)
(Reversal of) impairment of assets held for sale	(1,246)	31,443
Share-based compensation			2,497
Deferred income taxes	(1,560)	(7,557)	2,074
Interest accretion	270	385	332
Change in fair value of investment property and real estate held for sale	59	(96)	(407)
Change in fair value of a loan payable measured at FVTPL	360	141	1,616
Credit losses (recovery)	547	(47)	88
Reversal of write-downs of inventories	(27)	(21)	(19)
Gains on settlements and derecognition of liabilities	(1,313)	(69)	(390)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Short-term securities	14,550	(12,509)	(3,949)
Receivables	(16,264)	24,269	(24,489)
Inventories	(340)	295	333
Restricted cash	(28)	(211)	20
Deposits, prepaid and other	276	(1,034)	415
Assets held for sale	19,242
Account payables and accrued expenses	(3,993)	9,876	(1,685)
Income tax liabilities	3,008	509	563
Other	91	(279)	(136)
Cash flows provided by (used in) operating activities	26,181	30,637	(6,637)
Cash flows from investing activities:
Purchases of property, plant and equipment, net	(180)	(472)	(982)
Proceeds from sales of investment property	1,172	2,643	11
Increase in loan receivables	(7,299)	(6,848)
Cash flows used in investing activities	(6,307)	(4,677)	(971)
Cash flows from financing activities:
Dividends paid to owners of the Company	(3,421)	(16,928)
Reductions in lease liabilities	(394)	(350)	(424)
Exercise of stock options		406
Dividends paid to non-controlling interests		(341)
Other		21
Cash flows used in financing activities	(3,815)	(17,192)	(424)
Exchange rate effect on cash	(1,524)	76	(647)
Increase (decrease) in cash	14,535	8,844	(8,679)
Cash, beginning of year	63,717	54,873	63,552
Cash, end of year	78,252	63,717	54,873
Supplemental cash flows disclosures (see Note 23)
Interest received	2,548	491	221
Dividends received	146	268	244
Interest paid	(1,644)	(1,562)	(1,747)
Income taxes paid	$ (2,978)	$ (5,876)	$ (9,526)